                               DK INVESTORS, INC.
















                        --------------------------------


                                  ANNUAL REPORT

                                      2001

                        --------------------------------













                               DK INVESTORS, INC.

                        205 LEXINGTON AVENUE, 16TH FLOOR
                            NEW YORK, NEW YORK 10016
                                 (212) 779-4233

                               DK INVESTORS, INC.

                        205 LEXINGTON AVENUE, 16TH FLOOR
                            NEW YORK, NEW YORK 10016

                                 (212) 779-4233

--------------------------------------------------------------------------------

                                                                   March 1, 2002

To Our Shareholders:

         2001 was another year of turmoil in the financial markets. However, bonds faired better than equities since the primary effect on their values is the interest rate. DK's investments are in high grade municipal bonds only. This strategy affords considerable safety and consistency. Quality of course will carry the day.

         Interest rates continue to go down. As a rule of thumb this results in higher market values for our investments; however new bonds can only be purchased bearing a lower interest rate. This is an unavoidable paradox. It is believed that the economy will improve toward the latter part of the year affording us the opportunity to capture higher rates upon reinvestment.

         The company paid federally tax exempt dividends of 49c per share during 2001 as contrasted with 51c per share in 2000. Our ratio of expenses to average Net Assets continues to be less than 1%. At year-end Net Asset Value was $12.90 per share, as compared to $12.89 per share at the end of 2000. In 2001, DK Investors, Inc. realized interest income of $690,743, resulting in net investment income (i.e. income after expenses) of $541,201.

         As with 2001, the year 2002 has started out as a year of unsettled markets. Your board of directors, in concert with our investment advisor, will continue its diligent efforts to earn the maximum annual income on our investments consistent with the criteria set forth in the 1978 prospectus.

         Our annual meeting will be held on Wednesday, May 8, 2002, at 10:00 a.m., at the office of the company at the above address. I welcome the attendance of any shareholder who wishes to attend.

                                        Very truly yours,




                                        Gene Nadler, President

                                DK INVESTORS INC.

                              FINANCIAL STATEMENTS

                                DECEMBER 31, 2001

To the Shareholders and Board of Directors
DK Investors Inc.

We have examined the statements of assets and liabilities of DK Investors Inc. including the portfolio of investments as of December 31, 2001 and 2000 and the related statements of operations and changes in net assets for the years then ended and supplementary information for the five years then ended. Our examination was made in accordance with generally accepted auditing standards, and accordingly included such tests of the accounting records and such other auditing procedures as we considered necessary in the circumstances, including confirmation of securities owned at December 31, 2001 by correspondence with the custodian.

In our opinion, the financial statements referred to above present fairly the net assets of DK Investors Inc. at December 31, 2001 and 2000 and the results of its operations and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles applied on a consistent basis. Also, in our opinion, the supplementary information for the five years ended December 31, 2001 is fairly stated in all respects material in relation to the financial statements taken as a whole.

                                        CUMMINGS & CARROLL, P.C.






                                        Certified Public Accountants

February 18, 2002
Great Neck, New York

                                DK INVESTORS INC.
                      STATEMENTS OF ASSETS AND LIABILITIES
                                  DECEMBER 31,




                                                       2001              2000
                                                    -----------      -----------
                                     ASSETS
Investments in securities at market
 (identified cost - 2001 $14,662,992
 2000 $14,963,747)                                  $15,042,961      $15,174,274
Accrued interest receivable                             217,163          267,841
Deferred charge                                             738              310
Cash                                                     43,367          111,839
                                                    -----------      -----------
Total Assets                                        $15,304,229      $15,554,264
                                                    ===========      ===========

                                   LIABILITIES

Payable for securities purchased                    $         -      $   222,350
Accrued expenses                                          4,751           18,159
Dividends payable
 (2001- January 8, 2002
 2000 - January 8, 2001                                 129,329          164,600
                                                    -----------      -----------
Total Liabilities                                       134,080          405,109
                                                    -----------      -----------
Net assets
 (equivalent to $12.90 and $12.89 per share
 respectively, based on 1,175,664 shares
 capital stock outstanding)                         $15,170,149      $15,149,155
                                                    ===========      ===========



See notes to financial statements.

                               DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                               DECEMBER 31, 2001


                                                                                                                 % OF
                                                                                                              INVESTMENT
                                     COUPON                     PRINCIPAL      COST OR        MARKET             BASED
SECURITIES                            RATE         MATURITY      AMOUNT         BASIS          VALUE            ON M.V.
----------                         --------        --------    ----------    -----------     -----------      ----------
NYS Environ.Fac Corp.                 7.300          2002      $  500,000    $   502,477     $   507,345          3.37%
Lewisville TX Indpt Sch Dist          7.500          2002         300,000        305,280         310,563          2.06%
Hamilton Twp NJ Sch Dist              7.000          2002         260,000        263,404         272,917          1.81%
Port Arthur Tx Nav Dist            Var/Rate          2003         700,000        700,000         700,000          4.65%
Lincoln, MI Cons Sch Dist             7.000          2003         325,000        336,577         343,402          2.28%

Tempe, AZ                             6.625          2003         210,000        216,334         222,915          1.48%
DeKalb Cnty GA Dev Auth            Var/Rate          2003         100,000        100,000         100,000          0.66%
Twin Lakes Ind Sch Bldg               3.200          2004         100,000        100,000         100,689          0.67%
Rowlett, TX                           6.000          2004         170,000        175,099         180,256          1.20%
Collin Cnty Tex Cnty Col.             4.500          2004         100,000        102,377         103,650          0.69%

Gladstone MI Pub Sch                  6.500          2005         100,000        106,947         109,646          0.73%
NYS Dorm Auth                         6.500          2005         250,000        263,940         274,675          1.83%
FL St Brd Mand SKG                    7.500          2005          20,000         20,488          20,431          0.14%
Metro Pier and Expo                   6.250          2005         100,000        106,647         108,726          0.72%
Metro Pier and Expo                   6.500          2005         310,000        331,172         338,960          2.25%

Jackson Miss Pub Sch                  6.250          2005         130,000        136,073         142,396          0.95%
NY Dorm Auth                          7.800          2005          30,000         30,956          30,844          0.21%
Dallas Texas                          4.000          2006         200,000        202,315         203,340          1.35%
NYS Dorm Auth Rev                     6.500          2006         190,000        205,509         211,122          1.40%
Wisc St. Clean Wtr Rev                6.125          2006         350,000        376,758         385,179          2.56%

Ohio St. Bldg. Auth                   6.000          2006         210,000        220,405         231,128          1.54%
Scottsdale, AZ G/O                    6.500          2006         250,000        268,006         278,905          1.85%
NJ Waste Wtr Treatment                7.000          2007         200,000        223,834         229,786          1.53%
Tucson, AZ Wtr                        6.750          2007         200,000        219,427         227,154          1.51%
Wichita, KS W&S                       6.000          2007         600,000        635,982         657,876          4.37%

Johnson Cnty KS Sch                   6.250          2007         100,000        107,123         111,623          0.74%
Milwaukee WI Sew                      6.000          2007         250,000        265,057         274,825          1.83%
Chicago, IL Met Wtr Reclam            7.000          2008         100,000        109,170         114,457          0.76
NYS Dorm Auth                         6.000          2008         240,000        260,049         262,054          1.74%

Intermountain Pwr UT                  6.250          2008         300,000        317,159         331,740          2.21%
Brownville, TX Indpt Sch              7.250          2008         575,000        645,278         671,129          4.46%
Texas St Pub Fin Auth                 6.000          2008         150,000        165,510         165,576          1.10%
Fort Bend Cnty Tx MunUtil             6.500          2009         375,000        408,500         422,929          2.81%

Texas Mun Pwr Agy                     6.100          2009         500,000        529,996         560,645          3.73%
Mississippi St G/O                    5.750          2009         300,000        309,564         328,401          2.18%
SE TX Hosp fin Agy                    7.500          2009          80,000         82,615          90,586          0.60%
Chicago IL G/O                        6.000          2010         175,000        181,550         193,214          1.28%

                                DK INVESTORS INC.
                            INVESTMENT IN SECURITIES
                                DECEMBER 31, 2001

                                                                                                               % OF
                                                                                                             INVESTMENT
                                   COUPON                     PRINCIPAL        COST OR          MARKET          BASED
SECURITIES                          RATE         MATURITY      AMOUNT           BASIS           VALUE           ON M.V.
----------                          ----         --------  -----------     ------------    ------------      ----------
Texas St. Pub Fin Auth               6.500         2010        250,000          266,193         283,665         1.89%
Mesa, AZ Util                        6.500         2010        350,000          391,879         402,458         2.68%
NV Hsg Dev                           7.550         2010        180,000          182,937         180,455         1.20%
MA St. Ref Ser A                     6.000         2010        325,000          341,374         362,872         2.41%
McLean & Woodford Cty IL             7.375         2010        600,000          669,878         720,438         4.79%

Garland Tex Indft Sch Dist           4.500         2011        400,000          400,535         396,296         2.64%
Raleigh NC Comb Ent Sys              4.125         2011        175,000          176,643         169,213         1.13%
Palatine, IL                         4.750         2011        100,000          101,731         101,079         0.67%
Birmingham ALA UT                    6.600         2012        275,000          281,634         281,820         1.87%
Metro Nashville Auth              Var/Rate         2012        300,000          300,000         300,000         2.00%

Jonesboro, AR Indl Dev               6.500         2012        500,000          535,295         525,345         3.49%
Missouri St. Environmental           6.875         2014         20,000           22,485          20,500         0.14%
Hapeville, GA Dev Auth            Var/Rate         2015        900,000          900,000         900,000         5.98%
Missouri St Env Auth                 7.200         2016        200,000          214,330         222,960         1.48%
Wisconsin HSG & ECO                  6.400         2017        350,000          346,500         356,776         2.38%
                                                           -----------     ------------    ------------        ------
                                                           $13,975,000     $ 14,662,992    $ 15,042,961        100.00%
                                                           ===========     ============    ============        ======

See notes to financial statements.

                               DK INVESTORS INC.
                            STATEMENTS OF OPERATIONS
                        FOR THE YEARS ENDED DECEMBER 31,

                                                               2001           2000
                                                           -----------    -----------
Income
 Interest - municipal obligations
 (Less amortization of premiums
 2001 $157,293; 2000 $165,184)                             $   690,743    $   771,197
                                                           -----------    -----------
Expenses
 Investment advisory fee                                        47,611         58,920
 Shareholder servicing costs, including
  transfer agent and dividend disbursing
  agent fees and expense                                         7,316          6,427
 Reports to shareholders                                        17,765          6,790
 Legal fees                                                     32,009         25,300
 Auditing fees                                                  12,500         12,500
 Directors fees                                                 12,300          6,900
 Insurance                                                      17,186         17,413
 Miscellaneous                                                   2,855          2,857
                                                           -----------    -----------
                                                               149,542        137,107
                                                           -----------    -----------
Net investment income                                      $   541,201    $   634,090
                                                           ===========    ===========
Realized and Unrealized Gain (loss) on Investments
 Realized gain (loss) from sale of securities
  (excluding short-term securities)
 Proceeds from sales                                       $ 3,281,492    $ 2,727,300
 Cost of securities sold                                     3,395,040      2,792,410
                                                           -----------    -----------
   Realized gain (loss)                                       (113,548)       (65,110)
                                                           -----------    -----------
 Unrealized appreciation (depreciation of investments)
 Beginning of period                                           210,527       (240,055)
 End of period                                                 379,969        210,527
                                                           -----------    -----------
   Increase (decrease) in unrealized appreciation              169,442        450,582
                                                           -----------    -----------
Total Realized and Unrealized Gain (loss) on Investments   $    55,894    $   385,472
                                                           ===========    ===========


See notes to financial statements.

                                DK INVESTORS INC.
                       STATEMENTS OF CHANGES IN NET ASSETS
                        FOR THE YEARS ENDED DECEMBER 31,




                                                          2001             2000
                                                      ------------    ------------
INVESTMENT ACTIVITIES

 Net investment income                                $    541,201    $    634,090
 Realized and unrealized gain (loss) on investments         55,894         385,472
 Distributions to shareholders                            (576,101)       (599,616)
                                                      ------------    ------------
Increase (decrease) in net assets                           20,994         419,946
NET ASSETS

 Beginning of year                                      15,149,155      14,729,209
                                                      ------------    ------------
 End of year                                          $ 15,170,149    $ 15,149,155
                                                      ============    ============

















See notes to financial statements.

Note 1 - Summary of Significant Accounting Policies

         The Company is registered under the Investment Company Act of 1940 as a diversified, closed-end, management investment company. The significant accounting policies followed by the Company are summarized as follows:

a. Security Valuation

         Investments in securities were valued at the bid price by Wells Fargo Bank, N.A.

b. Federal Income Taxes

         The Company qualifies under Subchapter M of the Internal Revenue Code as a "regulated investment company" for federal income tax purposes, investing all of its assets in tax-exempt state and local obligations. The Company intends to distribute all of its net investment income to its stockholders. The Company will be relieved of federal income taxes on such income, and dividends so distributed will be tax-free to shareholders.

c. Income and Expense Recognition

         Interest income and related expenses are recognized on the accrual basis. Amortization of bond premium calculated by the straight-line method is charged against interest income over the term of the bond.

d. Other

         As is common in the industry, security transactions are accounted for on the date the securities are purchased or sold. Dividend income and distribution to shareholders are recorded on the ex-dividend date. Each expense accounting for 5 per cent of total expense is separately reported.

Note 2 - Purchases and Sales of Securities

         During the year ended December 31, 2001, purchases and sales of securities other than short-term were $3,252,000 and $3,281,000, respectively. During the year ended December 31, 2000, purchases and sales of securities other than short-term were $3,013,000 and $2,727,000, respectively.

Note 3 - Investment Advisory Fee

         During the period under review the Company's agreement with Chase Bank for investment management and advisory services, which called for an annual fee of 4/10th of 1% of the average portfolio, was terminated. An agreement was reached with Wells Fargo Bank, N.A. for investment management and advisory services for an annual fee of 3/10th of 1% of the average portfolio for the first 15 million and .25% thereafter. The fees for 2001 amounted to $47,611.

Note 4 - Distributions

         Distributions to shareholders for 2001 were $576,101 or $.4900 per share. Distributions include $541,038 or $.4602 on account of 2001 and $35,063 or $.0298 as a supplemental distribution for 2000. Undistributed income for 2001 is $163 or $.0002 per share.

Note 5 - Contingent Liabilities

         In the opinion of management and outside counsel, there are no other significant legal or other matters pending.

Note 6 - Supplementary Information

         Per share income and capital changes (for a share outstanding throughout the period ended):

                                                 2001      2000       1999       1998       1997
                                             ---------  ---------  ---------  ---------  ---------
         Investment income                   $     .59  $     .66  $     .70  $     .76  $     .80
         Expenses                                  .13        .12        .12        .14        .14
                                             ---------  ---------  ---------  ---------  ---------
         Net investment income                     .46        .54        .58        .62        .66
         Distribution to Shareholders             (.49)      (.51)      (.59)      (.63)      (.66)
         Net realized and unrealized gain
         (loss) on investments                     .05        .33       (.46)      (.07)      (.10)
                                             ---------  ---------  ---------  ---------  ---------
         Net increase (decrease) in asset
         value                               $     .02  $     .36  $    (.47) $    (.08) $    (.10)
                                             =========  =========  =========  =========  =========
         Net assets value per share at end
         of year                             $   12.90  $   12.89  $   12.53  $   12.99  $   13.07
                                             =========  =========  =========  =========  =========
         Ratio of expenses to average net
         assets                                   .98%       .91%       .94%      1.05%      1.08%
         Ratio of net investment income to
         average net assets                       3.6%       4.2%       4.5%       4.7%       5.0%
         Portfolio turnover                      21.8%      18.5%      26.8%      27.0%      29.9%


         Number of shares outstanding during the entire period was 1,175,664.

DK INVESTORS, INC.

OFFICES:               205 Lexington Avenue, 16th Floor
                       New York, New York 10016
                       (212) 779-4233

OFFICERS:              Gene Nadler                    President
                       Harry Nadler                   Executive Vice President
                       Martin Mushkin                 Secretary

DIRECTORS:             Gene Nadler                    Chairman
                       Angelo J.  Balafas
                       Andrew Brucker, Esq
                       Joseph Kell
                       Harry Nadler
                       Thomas B.  Schulhof
                       Francine Yellon

LEGAL COUNSEL:         POMERANZ GOTTLIEB & MUSHKIN, LLC
                       205 Lexington Avenue, 16th Floor
                       New York, New York 10016

AUDITORS:              CUMMINGS & CARROLL, P.C.
                       175 Great Neck Road
                       Great Neck, New York 11021

INVESTMENT
  ADVISORS:            Wells Fargo Private Client Services
                       Division of Wells Fargo Bank, N.A.
                       301 University Ave.     Ste.  301
                       Palo Alto, CA 94301

TRANSFER AGENT
  AND REGISTRAR:       American Stock Transfer & Trust Co.
                       40 Wall Street, 46th Floor
                       New York, New York 10005

CUSTODIAN:             Wells Fargo Bank

ANNUAL MEETING:

The Annual Meeting of the Company will be held on Wednesday, May 8, 2002, at 10:00 a.m at the offices of the Company at 205 Lexington Avenue, 16th Floor, New York, New York.

REGISTERED UNDER THE INVESTMENT COMPANY ACT OF 1940 AS A DIVERSIFIED, CLOSED END MANAGEMENT COMPANY. COPIES OF THE COMPANY'S ANNUAL REPORT FORM N-2 AND JUNE 2001 SEMI-ANNUAL REPORT ARE AVAILABLE TO REGISTERED STOCKHOLDERS UPON WRITTEN REQUEST TO THE SECRETARY AT THE ABOVE ADDRESS.